Note 6 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Inventories	$ 1,030,000	$ 1,688,000
Accrued liabilities	2,538,000	2,341,000
Postretirement health benefits obligation	7,602,000	6,545,000
Pension	1,649,000
Deferred revenue	1,267,000
Other	550,000	101,000
Total deferred tax assets	14,636,000	10,675,000
Valuation allowance	(336,000)	(162,000)
Net deferred tax assets	14,300,000	10,513,000
Deferred tax liabilities
Depreciation and amortization	(17,711,000)	(16,858,000)
Pension		(1,634,000)
Total deferred tax liabilities	(17,711,000)	(18,492,000)
Net deferred tax liabilities	$ (3,411,000)	$ (7,979,000)